Stock-based compensation - Stock options (Details) - Stock Options	12 Months Ended
Jan. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years
Term of options	10 years
Days following termination of employment or service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	90 days
Months following an optionees' death or disability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	12 months